UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2017

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Fund

Statement of Assets and Liabilities

As of September 30, 2017 (Unaudited)

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”), at fair value (Cost $711,972,837)	$741,565,370
Cash	2,778,839
Receivable for shares repurchased from Master Fund	23,704,214
Prepaid expenses	14,188

Total assets	768,062,611

Liabilities:
Payable for shares repurchased	28,526,564
Shareholder subscriptions received in advance	798,500
Payable to Investment Manager	729,609
Shareholder service and distribution fees payable	539,543
Accrued expenses and other liabilities	259,946

Total liabilities	30,854,162

Net assets	$737,208,449

Components of Net Assets:
Paid-in capital	$692,156,432
Accumulated net investment loss	(15,583,822)
Accumulated net realized gain	31,043,306
Net unrealized depreciation on investments	29,592,533

Net assets	$737,208,449

Net Asset Value:
Net assets	$737,208,449
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	628,819

Net asset value per share	$1,172.37

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Schedule of Investment

September 30, 2017 (Unaudited)

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund	607,084	$711,972,837	$741,565,370	100.59%
Other liabilities, less assets			(4,356,921)	(0.59)%

Total Net Assets			$737,208,449	100.00%

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

Fund Expenses:
Distribution	$2,336,056
Shareholder service	973,357
Printing	137,843
Legal	120,938
Transfer agent fees	80,359
Blue sky fees	23,510
Professional	23,193
Custody	5,781
Other	50,002

Total Fund expenses	3,751,039

Expenses repaid to Investment Manager*	68,094

Fund expenses	3,819,133

Net Investment Loss	(3,819,133)

Net Realized and Unrealized Gain from Investments:
Realized gain from investment in Master Fund	8,280,893
Net change in unrealized appreciation from investment in Master Fund	11,716,692

Net Realized and Unrealized Gain from Investments	19,997,585

Net Increase in Net Assets resulting from Operations	$16,178,452

*	The repayment includes expenses incurred by the Fund and the Master Fund (as defined herein). See Note 5.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(3,819,133)	$(9,007,632)
Realized gain distribution from Master Fund	—	1,792,233
Realized gain from investment in Master Fund	8,280,893	23,125,108
Net change in unrealized appreciation from investment in Master Fund	11,716,692	67,248,224

Net increase in net assets resulting from operations	16,178,452	83,157,933

Distributions to shareholders from net realized capital gains	—	(34,595,660)

Capital Transactions:
Shareholder subscriptions	12,272,000	53,995,239
Reinvestment of distributions	—	29,893,018
Shareholder redemptions	(74,047,180)	(216,556,883)
Early withdrawal fee	2,076	36,800

Net decrease in net assets from capital transactions	(61,773,104)	(132,631,826)

Net Assets:
Total decrease in net assets	(45,594,652)	(84,069,553)
Beginning of period	782,803,101	866,872,654

End of period	$737,208,449	$782,803,101

Accumulated net investment loss	$(15,583,822)	$(11,764,689)

Share Transactions:
Beginning of period	681,754	798,738
Shares issued	10,494	48,333
Shares redeemed	(63,429)	27,088
Shares reinvested	—	(192,405)

End of period	628,819	681,754

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Cash Flows

For the Six Months Ended September 30, 2017 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$16,178,452
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Realized gain from investment in Master Fund	(8,280,893)
Net change in unrealized appreciation from investment in Master Fund	(11,716,692)
Purchase of investment in Master Fund	(21,435,000)
Proceeds from redemption of investment in Master Fund and receivable for shares repurchased from Master Fund	137,807,051
Decrease in prepaid expenses	6,640
Increase in payable to Investment Manager	150,458
Decrease in shareholder service and distribution fees payable	(62,297)
Increase in accrued expenses and other liabilities	84,695

Net cash provided by operating activities	112,732,414

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	12,067,500
Payments for shareholder redemptions of shares and payable for shares repurchased	(125,001,215)

Net cash used in financing activities	(112,933,715)

Net change in cash	(201,301)
Cash, beginning of period	2,980,140

Cash, end of period	$2,778,839

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Financial Highlights

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,148.21	$1,085.30	$1,260.80	$1,164.11	$1,077.70
Income/(loss) from Investment Operations:
Net investment loss[1]	(5.73)	(11.50)	(12.22)	(11.52)	(10.12)
Net realized and unrealized gain/(loss) from investments	29.89	118.90	(132.60)	119.39	96.47

Net income/(loss) resulting from investment operations	24.16	107.40	(144.82)	107.87	86.35

Distribution to shareholders from net realized capital gains	—	(44.54)	(30.71)	(11.29)	—

Early withdrawal fee	—	0.05	0.03	0.11	0.06

Net Asset Value, end of period	$1,172.37	$1,148.21	$1,085.30	$1,260.80	$1,164.11

Financial Ratios:[2]
Distribution and service fees	0.85%	0.85%	0.85%	0.85%	0.85%
Other expenses to average net assets for the Fund before repayment/(reimbursement) to/from Investment Manager	0.11%	0.11%	0.09%	0.10%	0.38%
Repayment/(Reimbursement) to/from Investment Manager[3]	0.02%	0.06%	0.09%	0.00%	(0.33)%

Total expenses to average net assets for the Fund after repayment/(reimbursement) to/from Investment Manager[4]	0.98%	1.02%	1.03%	0.95%	0.90%

Net investment loss to average net assets for the Fund	(0.98)%	(1.02)%	(1.03)%	(0.95)%	(0.90)%

Portfolio turnover[5]	0.15%	13.15%	8.97%	8.68%	10.30%

Total return	2.10%[6]	10.07%	(11.63)%	9.31%	8.02%

Net assets, end of period (000s)	$737,208	$782,803	$866,873	$781,691	$520,851

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	The repayment/reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 5.
[4]	In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 5. The expenses of the Master Fund represent 1.51%, 1.48%, 1.45%, 1.53%, and 1.56% on an annualized basis, of average net assets for the Fund for the period ended September 30, 2017, years ended March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014, respectively. The net expense ratio for the Fund, including the applicable Master Fund expenses, is 2.49%, 2.50%, 2.48%, 2.48% and 2.46% , on an annualized basis, for the period ended September 30, 2017, years ended March 31, 2017, March 31, 2016, March 31, 2015 and March 31, 2014, respectively.
[5]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.
[6]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the Fund’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. Organization

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. As of September 30, 2017, the Fund held a 92.38% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, which serves as the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

September 30, 2017 (Unaudited)

3. Significant Accounting Policies

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investment in the Master Fund are recorded when the Fund redeems or partially redeems its interest in the Master Fund or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2017, the Fund had $2,778,839 of cash held at a major U.S. bank.

Contingencies

Under the Fund’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns for the current open tax years ended October 31, 2013, October 31, 2014, October 31, 2015, and October 31, 2016 and has concluded, as of September 30, 2017, that no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

September 30, 2017 (Unaudited)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Recent Accounting Pronouncements and Regulatory Updates

In November 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. Management is currently evaluating the new guidance. The adoption of ASU No. 2016-18 is not expected to have a material impact on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating to derivatives, in investment company financial statements. In addition, the rule introduces two new regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X became effective for financial statements filed with the SEC on or after August 1, 2017. The Fund is still evaluating the potential impacts of adopting Form N-PORT and Form N-CEN.

4. Fund Terms

Issuance of Shares

The Fund will issue shares of beneficial interest (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares in a repurchase offer that has a Tender Valuation Date within the 12 month period following the original issue date of such Shares will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund.

In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations, among other factors. The Investment Manager expects to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased is subject to the Master Fund’s repurchase policy.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

September 30, 2017 (Unaudited)

5. Related Party Transactions

Management Fee

The Investment Manager will not charge the Fund a management fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value at the end of such month before giving effect to the payment of the management fee or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee for any period less than a full quarter is prorated.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as described below and including the Fund’s pro rata share of the Master Fund’s Specified Expenses) to an amount not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses is defined to include all expenses incurred by the Fund and the Fund’s pro rata share of all expenses incurred by the Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of the Investment Funds in which the Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or Master Fund), (vi) taxes, and (vii) extraordinary expenses (in each case, as determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for any month exceed the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after August 31, 2019 upon written notice to the Fund. This arrangement cannot be terminated prior to August 31, 2019 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent that the estimated annualized Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for a given month are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The Investment Manager is permitted to receive such repayment from the Fund provided that the reimbursement amount does not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month the repayment is being made to a level that exceeds the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, serves as the distributor of the Shares of the Fund (the “Distributor”). The Fund pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.85% (annualized) of the average net assets of the Fund. The Distribution and Service Fee consists of compensation at a rate of 0.60% for the sale and marketing of the Shares and 0.25% for services provided to Investors. The Distributor may pay all or a portion of the Distribution and Service Fee to the selling agents that sell Shares.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund repaid $68,094 of the

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

September 30, 2017 (Unaudited)

reimbursement amount which increased the amount payable by the Fund to the Investment Manager for repayment of such expenses. As of September 30, 2017, the Fund had a net payable to the Investment Manager of $729,609 recorded in the Statement of Assets and Liabilities.

6. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the investment partnerships, managed funds and other investment funds (“Investee Funds”) held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty fails to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

7. Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On September 20, 2017, the Fund commenced an offer to purchase (“Offer”) up to 96,911 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2017. As of October 20, 2017, the expiration date of the Offer, 23,988 Shares were tendered for repurchase and such tendered Shares have been accepted for repurchase by the Fund.

Blackstone Alternative Alpha Fund

Supplemental Information

September 30, 2017 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund and the board of trustees of the Blackstone Alternative Alpha Fund II (“BAAF II”), an affiliate of the Fund that also invests substantially all of its assets in the Master Fund. The Fund, Master Fund and BAAF II will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

Each Independent Trustee and Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Master-Feeder Funds due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Manager and its affiliates in the future) are paid by the Master-Feeder Funds $38,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds. The Chairman of the Board of Trustees of the Master-Feeder Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Master-Feeder Funds also pay for the Trustees’ travel expenses related to Board meetings, continuing education and conferences. The Trustees do not receive any pension or retirement benefits from the Master-Feeder Funds.

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and the Master Fund’s portfolio securities, and information regarding how the Fund and the Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2017 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Fund’s prospectus and statement of additional information include additional information about the Trustees of the Fund. The prospectus and statement of additional information are available, without charge, upon request by calling 1-855-890-7725.

Privacy Policy

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    Assets and investment experience

∎    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Privacy Policy (continued)

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎    open an account or give us your income information

∎    provide employment information or give us your contact information

∎    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎    sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of September 30, 2017 (Unaudited)

Assets:
Investments in Investee Funds, at fair value (Cost $670,093,228)	$790,600,987
Cash	11,994,647
Receivable from investments sold	23,597,056
Investment subscriptions paid in advance to Investee Funds	8,050,000
Interest receivable	370,022
Other assets	3,686

Total assets	834,616,398

Liabilities:
Payable for shares repurchased	28,102,507
Management fees payable	2,584,065
Payable to Investment Manager	739,741
Commitment fees payable	71,428
Accrued expenses and other liabilities	391,158

Total liabilities	31,888,899

Net assets	$802,727,499

Components of Net Assets:
Paid-in capital	$715,992,153
Accumulated net investment loss	(27,211,151)
Accumulated net realized loss	(6,561,262)
Net unrealized appreciation on investments	120,507,759

Net assets	$802,727,499

Net Asset Value:
Net assets	$802,727,499
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	657,155

Net asset value per share	$1,221.52

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Glenview Institutional Partners, L.P.		$86,500,210	$107,226,579	13.36%	4/1/2012	Quarterly	45 Days
Corvex Partners LP		59,640,170	63,018,514	7.85%	3/1/2013	Quarterly	60 Days
Shearwater Offshore, Ltd.(3)	581,915	57,778,593	61,026,777	7.60%	8/1/2014	Annually	60 Days
Southpoint Qualified Fund LP		36,653,397	46,135,144	5.75%	6/1/2012	Quarterly	60 Days
Coatue Qualified Partners, L.P.		31,816,420	44,362,992	5.53%	12/1/2013	Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	25,430	26,954,120	33,148,614	4.13%	6/1/2013	Semi- annually	45 Days
Soroban Opportunities Cayman Fund Ltd(3)	14,047	15,317,631	21,317,885	2.66%	9/1/2014	Quarterly	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	21,169,144	2.64%	4/1/2012	Annually	45 Days
Turiya Fund LP		13,940,794	20,680,238	2.58%	4/1/2012	Quarterly	45 Days
Soroban Cayman Fund Ltd(3)	7,636	17,424,782	19,023,315	2.37%	7/1/2012	Quarterly	60 Days
Pershing Square, L.P.		24,196,477	18,723,809	2.33%	4/1/2012	Quarterly	65 Days
MTP Energy Fund Corp
Corp Promissory Note, 11.00%-13.00%, 9/1/2025- 11/1/2025(6)	9,005,134	9,005,134	9,005,134	1.12%	9/1/2015	N/A	N/A

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Corp Series C — Equity Shares	11,859	$7,673,518	$6,889,650	0.85%	9/1/2015	Quarterly	60 Days

Total MTP Energy Fund Corp		16,678,652	15,894,784
MTP Energy Fund I Ltd.(3)	13,533	14,148,795	14,305,565	1.78%	9/1/2015	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd.(3)	133	261,222	317,137	0.04%	4/1/2012	Non- Redeemable	Non- Redeemable
Bay Pond Partners, L.P.(2)		1,557,921	—	—	4/1/2012	Non- Redeemable	Non- Redeemable

Total		415,269,184	486,350,497	60.59%

Multi-Category(b)
Magnetar Constellation Fund, Ltd(3)	47,213	54,800,000	67,588,304	8.42%	4/1/2012	Quarterly	90 Days
Elliott International Limited(3)	35,878	38,075,920	46,254,129	5.76%	7/1/2012	Quarterly – Semi- annually	60 Days
HBK Multi-Strategy Offshore Fund Ltd.(3)	38,091	38,976,601	42,591,396	5.31%	1/1/2014	Quarterly	90 Days
Third Point Ultra, Ltd.(3)	33,581	33,581,211	37,428,801	4.66%	4/1/2017	Quarterly	60 Days

Total		165,433,732	193,862,630	24.15%

Global Macro(c)
Autonomy Global Macro Fund Limited(3)	439,314	44,931,907	60,861,858	7.58%	7/1/2015	Monthly	60 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		$33,878,405	$39,349,948	4.90%	5/1/2014	Monthly	45 Days

Interest Rate-Driven(e)
Element Capital Feeder Fund Limited(3)	7,653	10,580,000	10,176,054	1.27%	3/1/2017	Quarterly	90 Days

Total Investments in Investee Funds(4)(5)		$670,093,228	$790,600,987	98.49%

Other assets, less liabilities			12,126,512	1.51%

Total Net Assets			$802,727,499	100.00%

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

Investee Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 in the Notes to the Consolidated Financial Statements for Major Investment Strategies disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $270,984,041, with a fair value of $316,042,060.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $399,109,187, with a fair value of $474,558,927.
(6)	Investment is valued using significant unobservable inputs.
(a)	The Equity strategy generally includes equity-focused Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and strategies using technically driven statistical arbitrage with fundamental quantitative long/short positions.
(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional and inter-country exposure to commodities, equities, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(e)	The Interest Rate-Driven strategy generally includes Investee Funds with relative value trades across global fixed income markets, intra-country trades, yield curve trades, basis trades, on the run vs. off the run trades, cash vs. derivative trades and volatility arbitrage in fixed income.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

Net Investment Loss:
Income:
Interest	$762,843

Expenses:
Management fees	5,362,888
Administration	209,697
Legal	150,993
Commitment fees	142,079
Risk monitoring	137,484
Trustee	107,748
Professional	102,777
Insurance	79,777
Custody	43,330
Transfer agent fees	41,048
Other	60,162

Total expenses	6,437,983

Net Investment Loss	(5,675,140)

Realized and Unrealized Gain from Investments:
Net realized gain from investments in Investee Funds	15,626,760
Net change in unrealized appreciation from investments in Investee Funds	11,879,106

Realized and Unrealized Gain from Investments	27,505,866

Net Increase in Net Assets resulting from Operations	$21,830,726

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(5,675,140)	$(12,154,283)
Net realized gain from investments in Investee Funds	15,626,760	26,900,145
Net change in unrealized appreciation from investments in Investee Funds	11,879,106	86,006,355

Net increase in net assets resulting from operations	21,830,726	100,752,217

Distributions to shareholders from ordinary income	—	(1,964,468)

Capital Transactions:
Shareholder subscriptions	26,553,000	89,442,060
Shareholder redemptions	(109,318,350)	(270,933,775)
Reinvestment of distributions	—	1,964,468

Net decrease in net assets from capital transactions	(82,765,350)	(179,527,247)

Net Assets:
Total decrease in net assets	(60,934,624)	(80,739,498)
Beginning of period	863,662,123	944,401,621

End of period	$802,727,499	$863,662,123

Accumulated net investment loss	$(27,211,151)	$(21,536,011)

Share Transactions:
Beginning of period	725,329	879,520
Shares issued	21,926	80,089
Shares redeemed	(90,100)	(236,000)
Shares reinvested	—	1,720

End of period	657,155	725,329

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2017 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$21,830,726
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gain from investments in Investee Funds	(15,626,760)
Net change in unrealized appreciation from investments in Investee Funds	(11,879,106)
Purchases of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(9,310,000)
Proceeds from redemptions of investments in Investee Funds and receivable from investments sold	137,463,814
Decrease in interest receivable	22,801
Increase in other assets	(3,572)
Decrease in management fees payable	(327,401)
Increase in payable to Investment Manager	464,568
Increase in commitment fees payable	777
Increase in accrued expenses and other liabilities	185,983

Net cash provided by operating activities	122,821,830

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions	26,553,000
Payments for shareholder redemptions of shares and payable for shares repurchased	(159,803,201)

Net cash used in financing activities	(133,250,201)

Net change in cash	(10,428,371)
Cash, beginning of period	22,423,018

Cash, end of period	$11,994,647

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,190.72	$1,073.77	$1,234.31	$1,160.74	$1,077.79
Income/(loss) from Investment Operations:
Net investment loss[1]	(8.05)	(14.16)	(15.48)	(18.30)	(17.68)
Net realized and unrealized gain/(loss) from investments	38.85	133.39	(114.95)	136.51	114.37

Net income/(loss) from investment operations	30.80	119.23	(130.43)	118.21	96.69

Distributions to shareholders from ordinary income	—	(2.28)	—	—	—
Distributions to shareholders from net realized capital gains	—	—	(30.11)	(44.64)	(13.74)

Net Asset Value, end of period	$1,221.52	$1,190.72	$1,073.77	$1,234.31	$1,160.74

Financial Ratios:[2]
Expenses to average net assets	1.50%	1.46%	1.45%	1.53%	1.57%

Net investment loss to average net assets	(1.32)%	(1.25)%	(1.33)%	(1.53)%	(1.56)%

Portfolio turnover	0.15%	13.15%	8.97%	8.68%	10.30%

Total return	2.59%[3]	11.11%	(10.70)%	10.33%	8.98%

Net assets, end of period (000s)	$802,727	$863,662	$944,402	$815,598	$533,309

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act with respect to the Master Fund and the Feeder Funds, and Rule 4.7 with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the registration statement of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Master Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Consolidation

The Fund consolidates its investment in the Intermediate Fund. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Intermediate Fund. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in investment partnerships, managed funds, and other investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an investment in an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

Additionally, the Consolidated Master Fund may invest in promissory notes issued by an Investee Fund. Such promissory notes are secured by a lien upon assets of the Investee Fund and are classified as investments in Investee Funds. The fair value of Investee Fund promissory notes is based on the residual value of the notes after subtracting the fair value of the Investee Fund’s shares from the Investee Fund’s enterprise value. The enterprise value of the Investee Fund is based upon the reported NAV of the Investee Fund gross of the par value of promissory note liabilities. Such investment in promissory notes are classified as Level 3 of the fair value hierarchy and the most significant unobservable input in determining fair value is the reported NAV of the Investee Fund. As of period-end the fair value of such notes amounted to $9,005,134 and related sales were $3,132,656 during the period.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in realized and unrealized gain from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Fair Value of Financial Instruments

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2017, the Consolidated Master Fund had $11,994,647 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”), the Master Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. To date, the Consolidated Master Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns for the current open tax years ended October 31, 2013, October 31, 2014, October 31, 2015 and October 31, 2016 and has concluded, as of September 30, 2017, that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes. As a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are included in the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Master Fund’s financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Borrowings Under Credit Facility

The Master Fund has a secured revolving borrowing facility (the “Facility”) with borrowing capacity of $43,000,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Master Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Master Fund and the lender. Outstanding borrowings bear interest at a rate equal to 3-month LIBOR plus 1.00% per annum (2.33% at September 30, 2017). A commitment fee is charged in the amount of 0.65% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2017, the expiration date of the Facility, at which time the Master Fund and the lender can agree to extend the existing agreement. At September 30, 2017, the Master Fund had no outstanding borrowings under the Facility.

The Master Fund had no borrowings under the Facility during the period ended September 30, 2017.

Restricted Securities

The Master Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Master Fund will not incur any registration costs upon such resales. The Master Fund cannot demand registration of restricted securities. The Master Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In November 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. Management is currently evaluating the new guidance. The adoption of ASU No. 2016-18 is not expected to have a material impact on the consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating to derivatives, in investment company financial statements. In addition, the rule introduces two new regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X became effective for financial statements filed with the SEC on or after August 1, 2017. The Fund is still evaluating the potential impacts of adopting Form N-PORT and Form N-CEN.

4. Investments

Major Investment Strategies

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity	—	317,137	November 2014	263,462,246	9 months- 48 months	222,571,114	486,350,497

Multi-Category	—	—	—	124,352,901	12 months- 24 months	69,509,729	193,862,630

Global Macro	—	—	—	60,861,858	10 months	—	60,861,858

Relative Value	—	—	—	—	—	39,349,948	39,349,948

Interest Rate-Driven	—	—	—	10,176,054	12 months	—	10,176,054

Total	—	317,137	—	458,853,059	—	331,430,791	790,600,987

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement, without consideration of the length of time elapsed from the date of the investments in the Investee Funds. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Purchases and sales of investments for the period ended September 30, 2017 were $1,260,000 and $91,923,823, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

The Master Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board will consider the Investment Manager’s recommendations among other factors. The Investment Manager expects to recommend quarterly repurchases.

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value at the end of such month before giving effect to the payment of the management fee or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of September 30, 2017, the Consolidated Master Fund had $739,741 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2017 (Unaudited)

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Consolidated Master Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments entered into by the Investee Funds. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty fails to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2017, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$736,338,899

Gross unrealized appreciation	61,830,411
Gross unrealized depreciation	(7,611,750)

Net unrealized appreciation	$54,218,661

9. Subsequent Events

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On November 7, 2017, the Master Fund commenced an offer to purchase (“Offer”) up to 31,000 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2017. The Offer expires on December 7, 2017.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information

September 30, 2017 (Unaudited)

Management of the Fund

The Consolidated Master Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds.

Compensation for Trustees

Each Independent Trustee and Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Master Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Manager and its affiliates in the future) are paid by the Funds $38,000 per fiscal year in aggregate for his or her services to the Funds. The Chairman of the Board of Trustees of the Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Funds also pay for the Trustees’ travel expenses related to Board meetings, continuing education and conferences. The Trustees do not receive any pension or retirement benefits from the Fund.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2017.

Assets Class (1)	Fair Value	%
Equity	$486,350,497	61.51%
Multi- Category	193,862,630	24.52%
Global Macro	60,861,858	7.70%
Relative Value	39,349,948	4.98%
Interest Rate-Driven	10,176,054	1.29%

Total Investments	$790,600,987	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund’s financial statements.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued)

September 30, 2017 (Unaudited)

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2017, is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement, without charge, upon request by calling 1-855-890-7725.

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Peter M. Gilbert

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator and Fund Accounting Agent

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian for Blackstone Alternative Alpha Fund

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian for Blackstone Alternative Alpha Master Fund

Bank of New York Mellon Corporation

101 Barclay Street, 17W

New York, NY 10286

Transfer Agent

State Street Bank and Trust Company

1 Heritage Drive

North Quincy, MA 02171

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) The Registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this semi-annual report.

(b)-(a)(1) Identification of new portfolio manager and description of role of portfolio manager - as of November 22, 2017.

Each of Blackstone Alternative Alpha Fund (the “Registrant”) and Blackstone Alternative Alpha Fund II (“BAAF II”) is a “feeder fund” that invests substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund” and together with the Registrant and BAAF II, the “BAAF Funds”). Blackstone Alternative Asset Management L.P. (“BAAM”) serves as investment manager to the BAAF Funds. BAAM’s Investment Committee has primary responsibility for the day-to-day management of the portfolio of such funds. Information regarding the new portfolio manager serving on BAAM’s Investment Committee is set forth below.

Name	Portfolio Manager of the Registrant Since	Title and Recent Bibliography
Min Htoo	2017	2017-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2014-2016: Co-founder of Anandar Capital Management 2005-2014: Partner, Magnetar Capital LLC

(b)-(a)(2) Other Accounts Managed by Portfolio Manager

As of March 31, 2017, the table below identifies the number of accounts (other than the Registrant, the Master Fund or BAAF II) for which the new portfolio manager of the Registrant (the “Portfolio Manager”) has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment funds and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Min Htoo
	Registered Investment Companies	1	$4.3 billion	0	$0
	Other Pooled Investment Vehicles	106	$68.4 billion	72	$30.7 billion
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interest. The Registrant (the “Fund”) and the Master Fund may be subject to a number of actual and potential conflicts of interest.

Allocation of Investment Opportunities

If an investment opportunity is appropriate for the Fund, the Master Fund and one or more BAAM Multi-Manager Funds (as defined below), BAAM affiliates or their clients (collectively, “Other BAAM Clients”), BAAM intends to allocate such opportunity in a fair and equitable manner and in accordance with BAAM’s written allocation procedures, taking into account various investment criteria, such as the relative amounts of capital available for investments, relative exposure to market trends, investment objectives, liquidity, diversification, contractual restrictions and guidelines and similar factors. “BAAM Multi-Manager Funds” is defined as multi-manager funds or accounts (i) for which BAAM, or any of its affiliates within Blackstone’s Hedge Fund Solutions Group, acts as an investment manager, managing member, general partner, or in a similar capacity and (ii) in which underlying investments generally are made with or through third-party portfolio managers (and also, in certain cases, directly).

Capacity

To the extent that BAAM Multi-Manager Funds as well as entities affiliated with BAAM invest in private investment funds and managed accounts through third-party investment managers that limit the amount of assets and the number of accounts that they manage, BAAM may be required to choose among the Fund, the Master Fund, other BAAM Multi-Manager Funds and affiliated entities in allocating assets to such third-party investment managers. Similarly, to the extent that BAAM Multi-Manager Funds and other entities affiliated with BAAM wish to invest in specific opportunities (e.g., co-investments) directly or through third-party managers, where such opportunities also are of interest to the Fund and the Master Fund and are limited in capacity, BAAM may be required to choose among the Fund, the Master Fund, other BAAM Multi-Manager Funds and affiliated entities in allocating assets to such opportunities. In both of these scenarios, BAAM intends to allocate such opportunities in a fair and equitable manner and in accordance with BAAM’s written allocation procedures, taking into account various investment criteria, such as the relative amounts of capital available for investments, relative exposure to market trends, investment objectives, liquidity, diversification, contractual restrictions and guidelines and similar factors.

Financial Interests in Underlying Managers

BAAM and its affiliates have financial interests in investment vehicles and asset managers, which interests may give rise to conflicts of interest between the Fund, the Master Fund and such other investment vehicles managed by such other asset managers. BAAM and its affiliates will endeavor to manage these potential conflicts in a fair and equitable manner, subject to legal, regulatory, contractual or other applicable considerations. These potential conflicts principally relate to the following:

Blackstone-Owned Managers

Affiliates of BAAM currently (or in the future may) hold ownership interests in, or are (and in the future may be) otherwise affiliated with, various investment managers (each fund managed by such an investment manager, a “Blackstone Affiliated Fund”). Such ownership interests range from minority to 100%. Blackstone may receive a substantial portion of the revenues attributable to Blackstone Affiliated Funds. The nature of BAAM’s or its affiliates’ relationship with the Blackstone Affiliated Funds means that, due to the prohibitions contained in the Investment Company Act of 1940, as amended, (the “1940 Act”) on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the Fund and the Master Fund may not be able to invest in the Blackstone Affiliated Funds, even if the investment would be appropriate for the Fund or the Master Fund. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the Fund and the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders. If an investment in a Blackstone Affiliated Fund is not prohibited under the 1940 Act, BAAM may have an incentive to allocate the Fund’s or the Master Fund’s assets to such Blackstone Affiliated Fund since affiliates of BAAM have a direct or indirect financial interest in the success of such fund.

Blackstone Strategic Alliance Advisors L.L.C.

Blackstone Strategic Alliance Advisors L.L.C. (“BSAA”), an affiliate of BAAM, manages certain funds (each, a “Strategic Alliance Fund”) that make seed investments in investment vehicles (“Emerging Manager Vehicles”) managed by emerging fund managers (“Emerging Managers”). In connection with such seed investment, the Strategic Alliance Fund generally receives economic participation from the Emerging Manager Vehicles in the form of profit sharing or equity interests, or other contractual means of participating in the business of the Emerging Manager Vehicle. The nature of BAAM’s or its affiliates’ relationship with the Emerging Manager Vehicles means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the Fund and the Master Fund typically will not be able to invest in the Emerging Manager Vehicles, even if the investment would be appropriate for the Fund or the Master Fund. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the Fund and the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders.

To the extent that an investment by the Fund or the Master Fund in an Emerging Manager Vehicle would not be prohibited under the 1940 Act, such investment generally would benefit the Strategic Alliance Fund and a withdrawal/redemption by the Fund or the Master Fund from such fund generally would be detrimental to the Strategic Alliance Fund. In particular, to the extent that a BAAM Multi-Manager Fund (including the Fund or the Master Fund) invests with an Emerging Manager, the Strategic Alliance Fund will receive a portion of the revenue the Emerging Manager receives in respect of the BAAM Multi-Manager Fund’s investment. Accordingly, there may be a conflict between BAAM’s fiduciary obligation to the Fund and the Master Fund, on the one hand, and BAAM’s interest in the success of the Strategic Alliance Funds, on the other hand. In order to mitigate the potential conflict, BSAA and the Strategic Alliance Funds’ general partner will waive their share of any management or performance-based allocations or fees derived from the BAAM Multi-Manager Fund’s investment with an Emerging Manager. Those amounts will be passed through or rebated to the investing Fund. This pass through/rebate generally also applies in the case of investments with an Emerging Manager outside of its commingled vehicle. The BAAM Multi-Manager Funds (including the Fund and the Master Fund) will not otherwise participate in any of the economic arrangements related to any Emerging Manager with which they invest.

There is significant overlap between BAAM’s and BSAA’s investment committees.

Blackstone Strategic Capital Advisors L.L.C.

Blackstone Strategic Capital Advisors L.L.C. (“BSCA”), an affiliate of BAAM, manages certain funds (the “BSCA Funds”) that make investments typically in the form of equity interests or revenue shares in established alternative asset managers (the “Strategic Capital Managers”). The nature of BAAM’s or its affiliates’ relationship with the Strategic Capital Managers means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the Fund and the Master Fund may not be able to invest in funds managed by a Strategic Capital Manager, even if the investment would be appropriate for the Fund or the Master Fund. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the Fund and the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders.

To the extent that an investment by the Fund or the Master Fund in a fund managed by a Strategic Capital Manager would not be prohibited under the 1940 Act, such investment generally would benefit the BSCA Funds and a withdrawal/redemption by the Fund or the Master Fund from such fund generally would be detrimental to the BSCA Funds. Accordingly, there may be a conflict between BAAM’s fiduciary obligation to the Fund and the Master Fund, on the one hand, and BAAM’s interest in the success of the BSCA Funds, on the other hand.

In particular, to the extent that a BAAM Multi-Manager Fund (including the Fund or the Master Fund) invests with a Strategic Capital Manager, the BSCA Funds will receive a portion of the revenue the Strategic Capital Manager receives in respect of the BAAM Multi-Manager Fund’s investment. Accordingly, there may be a conflict between BAAM’s fiduciary obligation to the Fund and the Master Fund, on the one hand, and BAAM’s interest in the success of the BSCA Funds, on the other hand. In order to mitigate the potential conflict, BSCA and the BSCA Funds’ general partner will waive their share of any management or performance-based allocations or fees derived from the Fund’s or the Master Fund’s investment with a Strategic Capital Manager. Those amounts will be passed through or rebated to the Fund or Master Fund. This pass through/rebate generally also applies in the case of investments with a Strategic Capital Manager outside of its commingled vehicles. The BAAM Multi-Manager Funds (including the Fund and the Master Fund) will not otherwise participate in any of the economic arrangements related to any Strategic Capital Manager with which they invest.

There is significant overlap between BAAM’s and BSCA’s investment committees.

Blackstone Policies and Procedures

Specified policies and procedures implemented by Blackstone to mitigate potential conflicts of interest and address certain regulatory requirements and contractual restrictions may reduce the synergies across Blackstone’s various businesses that the Fund and the Master Fund expect to draw on for purposes of pursuing attractive investment opportunities. Because Blackstone has many different asset management businesses, it is subject to a number of actual and potential conflicts of interest, greater regulatory oversight, and more legal and contractual restrictions than that to which it would otherwise be subject if it had just one line of business. In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Blackstone has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the Fund and the Master Fund expect to utilize for purposes of finding attractive investments. For example, Blackstone may come into possession of material non-public information with respect to companies in which its private equity business may be considering making an investment. As a consequence, that information, which could be of benefit to the Fund or the Master Fund, typically would be limited to those respective businesses and be unavailable to the Fund and the Master Fund.

Blackstone Proprietary Funds

From time to time, Blackstone may hire or enter into a partnership or other arrangement with one or more investment professionals to form and manage private investment funds or separately managed accounts pursuing alternative investment strategies (“Proprietary Funds”). Blackstone generally will receive a substantial portion of the revenues attributable to these Proprietary Funds, in some instances greater than the revenues it receives from the Fund or the Master Fund. Blackstone has formed several Proprietary Funds and expects to form additional Proprietary Funds in the future. The nature of BAAM’s or its affiliates’ relationship with the Proprietary Funds means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the Fund and the Master Fund typically will not be able to invest in the Proprietary Funds, even if the investment would be appropriate for the Fund or the Master Fund. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the Fund and the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders.

Middle- and Back-Office Services

BAAM owns a non-controlling, minority equity interest in Arcesium LLC (“Arcesium”) and the President of the Fund and the Master Fund, who is also the Chief Operating officer of BAAM, serves on the board of Arcesium. To the extent permitted by the 1940 Act, Arcesium may provide certain middle- and back-office services and technology to one or more of the BAAF Funds, Portfolio Managers and/or Investment Funds. The services and technology provided to the applicable BAAF Fund(s) or Investment Funds by Arcesium are expected to support various post-trade activities, including trade capture, cash and position reconciliations, asset servicing, margin and collateral monitoring, pricing-related services, portfolio data warehousing, related recordkeeping, and other services and technology as agreed between the applicable BAAF Funds or Portfolio Managers and Arcesium. BAAM may recommend Arcesium’s services to the BAAF Funds or to certain Portfolio Managers, and certain Portfolio Managers from time to time may hire Arcesium. BAAM will not require any Portfolio Managers to hire Arcesium as a condition to investing in the Investment Funds of said Portfolio Managers nor will it favor Portfolio Managers who use Arcesium over Portfolio Managers who use other qualified middle- and back-office services providers when selecting Portfolio Managers for the Master Fund’s portfolio.

In return for its services, Arcesium typically receives a one-time upfront implementation fee, an annual software fee (partly based on the relevant fund’s net asset value), and a monthly financial operations services fee (also based on the relevant fund’s net asset value) (such fees in the aggregate, the “Arcesium Fees”). The Arcesium Fees will be negotiated directly by Arcesium and the Portfolio Managers. Because the Arcesium Fees are based, in part, on the net asset value of a fund, which, in the case of the BAAF Funds, is generally determined by the Administrator under the supervision of BAAM, there may be conflicts with respect to calculation of the fees. Additional information regarding the Arcesium Fees is available from BAAM upon request.

In connection with BAAM’s minority equity ownership interest in Arcesium, BAAM is expected to receive cash distributions from Arcesium from time to time. In accordance with applicable law, such cash distributions are expected to be used to reimburse BAAM for the operating expenses of Arcesium for which BAAM has previously paid. Following such expected reimbursement, cash received by BAAM from Arcesium will be applied to reimburse funds/accounts that are managed by BAAM and its affiliates for the amount of Arcesium Fees paid by such entities to Arcesium. In the event that cash distributions received by BAAM from Arcesium with respect to these funds’/accounts’ use of Arcesium exceed the Arcesium Fees paid by the funds/accounts, any excess amounts will be retained by BAAM. In addition, in the event that Arcesium is sold to a third-party, there is no guarantee that BAAM will continue to receive such cash distributions and that the funds/accounts will be reimbursed for any portion of the Arcesium Fees paid by it.

Other Activities of Blackstone, BAAM and its Affiliates

BAAM devotes to the Fund and the Master Fund as much time as is necessary or appropriate, in its judgment, to manage the Fund’s and the Master Fund’s activities. Certain inherent conflicts of interest arise from the fact that BAAM, Blackstone and their affiliates act on behalf of the Fund and the Master Fund and may also carry on investment activities for a significant number of other clients (including registered investment companies and other investment funds sponsored by BAAM, Blackstone or their affiliates) in which the Fund or the Master Fund has no interest. In certain instances, the investment strategies and objectives of these other clients are similar to, or overlap with, the investment objective and strategy of the Fund or the Master Fund. These activities could be viewed as creating a conflict of interest in that BAAM’s time will not be devoted exclusively to the business of the Fund or the Master Fund but such time will be allocated among the Fund, the Master Fund and BAAM’s other clients.

BAAM’s future investment activities, including the establishment of registered investment companies and other investment funds, may give rise to additional conflicts of interest. In addition, the activities in which Blackstone and its affiliates are involved may limit or preclude the flexibility that the Fund or the Master Fund may otherwise have to participate in investments. The Fund or the Master Fund may be forced to waive voting rights or sell or hold existing investments as a result of relationships that Blackstone may have or transactions or investments Blackstone and its affiliates may make or have made. In addition, BAAM may determine not to invest the Fund’s or the Master Fund’s assets in an Investment Fund, or may withdraw/redeem all or a portion of an existing Fund or Master Fund investment in an Investment Fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund, the Master Fund and BAAM’s other clients if that investment was made or maintained. To the extent that the adverse regulatory implications are attributable to the Fund’s or Master Fund’s investment, BAAM may cause the Fund or Master Fund to withdraw/redeem prior to other BAAM clients.

BAAM’s investment activities, including the establishment of other investment funds and providing advisory services to discretionary or non-discretionary clients (see “Non-Discretionary/Advisory Clients” below), may give rise to additional conflicts of interest. BAAM has no obligation to purchase or sell, or recommend for purchase or sale for the Fund or the Master Fund, any investment that BAAM or its affiliates may purchase or sell, or recommend for purchase or sale for their own accounts or for the account of any other client or investment fund. Situations may arise in which private investment funds or accounts managed by BAAM or its affiliates have made investments which would have been suitable for investment by the Fund or the Master Fund but, for various reasons, were not pursued by, or available to, the Fund or the Master Fund. BAAM, Blackstone and their affiliates may also engage in business activities unrelated to the Fund and the Master Fund that create conflicts of interest. BAAM, Blackstone, their affiliates and any of their respective officers, directors, partners, members or employees, may invest for their own account in various investment opportunities, including in investment funds, in which the Fund or the Master Fund have no interest. BAAM may determine that an investment opportunity in a particular investment is appropriate for a particular account, or for itself, but not for the Fund or the Master Fund.

Blackstone employees, including employees of BAAM, may invest in hedge funds or other investment entities, including potential competitors of the Fund. Investors will not receive any benefit from any such investments.

Non-Discretionary/Advisory Clients

BAAM provides advisory services, typically on a non-discretionary basis, regarding the hedge fund portfolios of certain clients. BAAM may communicate investment recommendations to such clients prior to the full implementation of such recommendations by BAAM for the Fund, the Master Fund, BAAM Multi-Manager Funds or other discretionary clients. Accordingly, the Fund, the Master Fund, BAAM Multi-Manager Funds and BAAM’s other discretionary clients may be seeking to obtain limited capacity from Investment Funds at the same time as such non-discretionary clients. Similarly, to the extent that an Investment Fund imposes redemption limitations, actions taken by non-discretionary clients may be adverse to the Fund, the Master Fund, BAAM Multi-Manager Funds or other discretionary accounts. In addition, non-discretionary clients may from time to time have access to or have the right to obtain information about investment decisions made for the Fund, the Master Fund, BAAM Multi-Manager Funds or other discretionary clients. Based on such information, the non-discretionary clients may take actions that are adverse to the Fund, the Master Fund, BAAM Multi-Manager Funds or other discretionary BAAM clients.

Placement Agent Arrangements

The Blackstone Advisory Partners L.P. (the “Distributor”) is an affiliate of BAAM. On October 1, 2015, Blackstone spun off the financial and strategic advisory and restructuring and reorganization advisory divisions of the Distributor, as well as its Park Hill Group fund placement business, and combined these businesses with PJT Partners, an independent financial advisory firm founded by Paul J. Taubman (“PJTP”). While PJTP operates independently from Blackstone and is not an affiliate thereof, nevertheless because it is expected that there will be substantial overlap between Blackstone and PJTP, conflicts may arise in connection with transactions between or involving the Blackstone-managed funds and portfolio companies on the one hand and PJTP on the other. The Distributor does not receive any compensation relating to such arrangement.

Service Providers and Financial Institutions as Investors

From time to time, Blackstone personnel may speak at conferences and programs for potential investors interested in investing in hedge funds, which are sponsored by investment firms that either provide services to the Fund or the Master Fund or have a relationship with BAAM and/or Blackstone. Through such “capital introduction” events, prospective investors in the Fund have the opportunity to meet with BAAM. None of BAAM, the Fund, or the Master Fund compensate the sponsors for organizing such events or for investments ultimately made by prospective investors attending such events. However, such events and other services (including, without limitation, capital introduction services) may influence Blackstone and BAAM in deciding whether to do business with or employ the services of such investment firms consistent with their obligations to the Fund and the Master Fund.

Investment banks or other financial institutions, as well as Blackstone employees, may also be investors in the Fund. These institutions and employees are a potential source of information and ideas that could benefit the Fund or the Master Fund. BAAM has procedures in place designed to prevent the inappropriate use of such information by the Fund or the Master Fund.

Transactions Between the Fund and Other BAAM Clients

BAAM, to the extent permitted by applicable law, including the 1940 Act, may cause the Fund or the Master Fund to purchase investments from, to sell investments to or to exchange investments with any of its or Blackstone’s affiliates. Any such purchases, sales or exchanges generally will be effected based upon the net asset value of the investment.

(b)-(a)(3) Compensation of Portfolio Manager

The Portfolio Manager’s compensation is comprised primarily of a fixed salary and a discretionary bonus paid by BAAM or its affiliates and not by the Registrant, BAAF II, or the Master Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of The Blackstone Group L.P., the parent company of BAAM (“Blackstone”), which stock options may be subject to certain vesting periods. The amount of the Portfolio Manager’s discretionary bonus, and the portion to be paid in shares or stock options of Blackstone, is determined by senior officers of BAAM and/or Blackstone. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of BAAM; the overall performance of Blackstone and its affiliates and subsidiaries; the profitability to BAAM derived from the management of the Registrant, BAAF II, the Master Fund and the other accounts managed by BAAM; the absolute performance of the Registrant, BAAF II, the Master Fund and such other accounts for the preceding year; contributions by the Portfolio Manager in assisting with managing the assets of BAAM; and execution of managerial responsibilities, client interactions and support of colleagues. The bonus is not based on a precise formula, benchmark or other metric.

(b)-(a)(4) Securities Ownership of Portfolio Manager

The table below shows the dollar range of the interests of the Registrant and the Master Fund beneficially owned by the Portfolio Manager as of September 30, 2017.

Portfolio Manager	Registrant	Master Fund
Min Htoo	None	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the 1940 Act, are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date November 22, 2017

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date November 22, 2017